TRANSACTIONS WITH AFFILIATES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Transactions with Affiliated Companies
The affiliated company transactions for JCP&L for the three months ended March 31, 2026 and 2025, respectively, are as follows:

	Three Months Ended March 31,
	2026	2025
	(In millions)
Revenues	$—	$—
Expenses:
FESC support services (1)	45	50
Other affiliate support services (1)	9	4
Interest expense	2	1

(1)	Includes amounts capitalized of $22 million for the three months ended March 31, 2026 and 2025.

The affiliated company transactions for JCP&L for the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the Years Ended December 31,
	2025	2024	2023
	(In millions)
Revenues	$1	$1	$1
Expenses:
FESC support services (1)	180	166	174
Other affiliate support services (1)	13	26	9
Interest income	1	—	—
Interest expense	6	20	14

(1)	Includes amounts capitalized of $77 million, $74 million and $61 million for 2025, 2024 and 2023, respectively.